Share-based payment arrangements - Summary of Assumptions Used to Estimate the Fair Value of Options Granted (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) yr	Dec. 31, 2018 CAD ($) yr
Disclosure of range of exercise prices of outstanding share options [line items]
Expected dividends (in Cdn$) | $	$ 0.00	$ 0.00
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate, range (in years)	1.34%	1.80%
Expected volatility, range (in years)	59.00%	58.00%
Expected life, range (in years)	1.98	1.79
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Risk-free interest rate, range (in years)	1.80%	2.20%
Expected volatility, range (in years)	63.00%	64.00%
Expected life, range (in years)	3.98	3.79